Label	Element	Value
FundX Upgrader Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Upgrader Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Under normal market conditions, the Upgrader Fund will invest predominantly in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well‑established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Underlying Funds allow the Fund to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Upgrader Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into five risk/return categories:
▪ Sector Equity Underlying Funds
▪ Aggressive Equity Underlying Funds
▪ Core Equity Underlying Funds
▪ Total Return Underlying Funds
▪ Bond Underlying Funds

To a lesser extent the Upgrader Fund may also invest a portion of its assets in Sector and Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Sector and Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward.  Sector and Aggressive Equity Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Upgrader Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

•
Foreign Securities Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

•
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1‑year, 5‑year and 10‑year periods compare with a broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund has selected the Morningstar Global Market Large-Mid Cap Index (“Morningstar Index”) as its primary benchmark because the Advisor believes that the Morningstar Index is a more appropriate comparison given the Upgrader Fund’s holdings of certain global or international Underlying Funds.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.fundxfunds.com.

Effective at the close of business on August 1, 2014, the FundX Upgrader Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Upgrader Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Upgrader Fund has selected the Morningstar Global Market Large-Mid Cap Index (“Morningstar Index”) as its primary benchmark because the Advisor believes that the Morningstar Index is a more appropriate comparison given the Upgrader Fund’s holdings of certain global or international Underlying Funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundxfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Upgrader Fund – FUNDX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q3 2011	-17.65

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.65%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund’s primary benchmark. The Advisor believes that the new index is more appropriate given the Fund’s holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  The after‑tax returns are not relevant if you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2018
FundX Upgrader Fund | Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.43%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.71%	[1]
FundX Upgrader Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.46%
FundX Upgrader Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.12%
FundX Upgrader Fund | FundX Upgrader Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,212
Annual Return 2009	rr_AnnualReturn2009	23.29%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Annual Return 2012	rr_AnnualReturn2012	12.97%
Annual Return 2013	rr_AnnualReturn2013	29.56%
Annual Return 2014	rr_AnnualReturn2014	8.32%
Annual Return 2015	rr_AnnualReturn2015	0.72%
Annual Return 2016	rr_AnnualReturn2016	5.13%
Annual Return 2017	rr_AnnualReturn2017	15.35%
Annual Return 2018	rr_AnnualReturn2018	(3.71%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.42%
FundX Upgrader Fund | FundX Upgrader Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.33%
FundX Upgrader Fund | FundX Upgrader Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.75%

[1]	The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund's primary benchmark. The Advisor believes that the new index is more appropriate given the Fund's holdings.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	U.S. Bank Global Fund Services rebates a portion of fees from certain Underlying Funds for processing transactions. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.83%.